INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES [abstract]
INCOME TAXES [Text Block]

11.          INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	Twelve months	Seven months	Twelve months
	ended	ended	ended
	December 31,	December 31,	May 31,
	2021	2020	2020
Loss before income taxes	$(10,491,468)	$(4,258,786)	$(4,702,285)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery at statutory income tax rate	(2,832,696)	(1,149,872)	(1,269,617)
Difference between Canadian and foreign tax rate	(100,183)	(77,921)	(14,199)
Permanent differences	1,462,400	411,581	502,848
Changes in unrecognized deferred tax assets	1,210,869	410,685	403,257
Other adjustments	194,499	892,550	97,953
Total income tax expense (recovery)	$(65,111)	$487,023	$(279,758)

Current income tax expense (recovery)	$46,706	$181,315	$(98,695)
Deferred income tax expense (recovery)	$(111,817)	$305,708	$(181,063)

The composition of the Company's net deferred income tax asset (liability) that has been recognized is as follows:

	As at
	December 31,	December 31,	May 31,
	2021	2020	2020
Deferred tax assets:
Mineral expenditures and capital assets	$1,046,832	$1,212,470	$1,181,258
Share issue costs	425,231	133,563	130,388
Non-capital losses and others	4,800,253	3,958,388	3,908,148
	6,272,316	5,304,421	5,219,794
Unrecognized deferred tax assets	(5,948,679)	(5,066,922)	(4,818,605)
Deferred tax liabilities	(791,705)	(748,857)	(907,480)
Net deferred income tax liabilities	$(468,068)	$(511,358)	$(506,291)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets as at December 31, 2021, are as follows:

	Mineral expenditures and other capital assets	Share issue costs	Non-capital losses and others	Total
Expiry 2026 to 2040	$-	$1,574,928	$16,821,415	$18,396,343
No expiry date	3,670,148	-	4,769,171	8,439,319

Tax attributes are subject to review, and potential adjustments, by tax authorities.